Deposits from customers in the banking business (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Schedule of Deposits From Customers

	2024	2023
(in $ millions)	$	$
Current
Deposits from customers in the banking business	1,225	374